Other Assets	9 Months Ended
Jul. 31, 2021
Other Assets
Other Assets

NOTE 10: OTHER ASSETS

Other Assets

(millions of Canadian dollars)		As at

	July 31 2021	October 31 2020
Accounts receivable and other items	$9,938	$10,799
Accrued interest	2,125	2,336
Current income tax receivable	1,453	2,294
Defined benefit asset	334	9
Insurance-related assets, excluding investments	2,020	2,268
Prepaid expenses	1,165	1,150
Total	$17,035	$18,856